ACQUISITION OF BUSINESSES - TexTrail Inc. (“TexTrail”) (Details) - Tex Trail Inc. - Industrials $ in Millions	Oct. 05, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill	$ 382
Goodwill expected to be deductible for tax purposes	318
Intangible assets	356
Other net assets recognised as of acquisition date	146
Acquisition-related costs	$ 6
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 884